SEGMENT REPORTING (Details Narrative) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of operating segment	1	1
Number of reportable segment	1	1